GOTHAM HEDGED CORE FUND

Portfolio of Investment

December 31, 2020

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 139.4%
COMMON STOCKS — 139.4%
Automobiles & Components — 0.5%
BorgWarner, Inc.†	1,465	$56,608

Banks — 0.1%
Citigroup, Inc.†	13	802
Fifth Third Bancorp†	252	6,948
First Republic Bank†	6	882

		8,632

Capital Goods — 15.7%
3M Co.†	1,035	180,908
A.O. Smith Corp.	1,373	75,268
AMETEK, Inc.†	45	5,442
Carrier Global Corp.†	2,363	89,132
Caterpillar, Inc.†	20	3,640
Cummins, Inc.†	727	165,102
Dover Corp.†	61	7,701
Eaton Corp. PLC (Ireland)†	50	6,007
Emerson Electric Co.†	288	23,147
Flowserve Corp.†(a)	256	9,434
Fortive Corp.†	113	8,003
Fortune Brands Home & Security, Inc.†	140	12,001
General Dynamics Corp.	13	1,935
Honeywell International, Inc.†	366	77,848
Howmet Aerospace, Inc.†	609	17,381
Huntington Ingalls Industries, Inc.	240	40,915
IDEX Corp.	100	19,920
Jacobs Engineering Group, Inc.	42	4,576
Johnson Controls International PLC (Ireland)†	2,927	136,369
Lockheed Martin Corp.†	437	155,126
Masco Corp.†	3,028	166,328
Northrop Grumman Corp.†	40	12,189
Otis Worldwide Corp.†	23	1,554
PACCAR, Inc.	272	23,468
Pentair PLC (Ireland)†	1,427	75,759
Quanta Services, Inc.†	1,969	141,807
Raytheon Technologies Corp.†	14	1,001
Roper Technologies, Inc.†	25	10,777
Snap-on, Inc.†	256	43,812
Trane Technologies PLC (Ireland)†	1,000	145,160
TransDigm Group, Inc.†*	31	19,184
United Rentals, Inc.†(a)*	46	10,668
WW Grainger, Inc.†	79	32,259

		1,723,821

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.1%
Cintas Corp.†	23	$8,130
Republic Services, Inc.†	436	41,987
Robert Half International, Inc.†	1,099	68,665
Waste Management, Inc.†	45	5,307

		124,089

Consumer Durables & Apparel — 1.4%
DR Horton, Inc.†	17	1,172
Garmin Ltd. (Switzerland)	10	1,197
Hanesbrands, Inc.†(a)	2,278	33,213
Hasbro, Inc.†	10	935
Leggett & Platt, Inc.†	32	1,418
Newell Brands, Inc.	63	1,337
NIKE, Inc., Class B	503	71,159
PulteGroup, Inc.†	147	6,339
PVH Corp.†	78	7,323
Tapestry, Inc.†	6	186
Whirlpool Corp.	145	26,171

		150,450

Consumer Services — 1.7%
Darden Restaurants, Inc.†	157	18,702
Hilton Worldwide Holdings, Inc.	273	30,374
Las Vegas Sands Corp.	53	3,159
McDonald’s Corp.†	118	25,320
MGM Resorts International†	529	16,669
Yum! Brands, Inc.†	817	88,693

		182,917

Diversified Financials — 2.9%
Berkshire Hathaway, Inc., Class B†*	755	175,062
BlackRock, Inc.†	50	36,077
Discover Financial Services†	117	10,592
Franklin Resources, Inc.†	244	6,098
Goldman Sachs Group, Inc. (The)†	24	6,329
Intercontinental Exchange, Inc.†	19	2,190
Invesco Ltd. (Bermuda)†	571	9,952
Nasdaq, Inc.†	356	47,255
S&P Global, Inc.†	5	1,644
Synchrony Financial†	137	4,755
T Rowe Price Group, Inc.†	96	14,533

		314,487

Energy — 0.8%
Apache Corp.	861	12,218
ConocoPhillips†	63	2,519
EOG Resources, Inc.	465	23,190

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Halliburton Co.†	161	$3,043
HollyFrontier Corp.	91	2,352
Kinder Morgan, Inc.†	184	2,515
Marathon Petroleum Corp.†	12	496
Phillips 66	262	18,324
Schlumberger NV (Curacao)†	846	18,468

		83,125

Food & Staples Retailing — 6.7%
Costco Wholesale Corp.	66	24,867
Kroger Co. (The)†	11,981	380,517
Sysco Corp.†	159	11,807
Walgreens Boots Alliance, Inc.	470	18,744
Walmart, Inc.†	2,091	301,418

		737,353

Food, Beverage & Tobacco — 24.0%
Altria Group, Inc.†	5,643	231,363
Archer-Daniels-Midland Co.†	2,443	123,152
Campbell Soup Co.†	6,069	293,436
Coca-Cola Co. (The)†	969	53,140
Conagra Brands, Inc.†	8,583	311,220
Constellation Brands, Inc., Class A†	456	99,887
General Mills, Inc.†	4,972	292,354
Hershey Co. (The)	203	30,923
Hormel Foods Corp.†	714	33,280
JM Smucker Co. (The)†	2,514	290,618
Kellogg Co.†	4,542	282,649
Kraft Heinz Co. (The)†	4,102	142,175
Lamb Weston Holdings, Inc.†	69	5,433
McCormick & Co., Inc., non-voting shares†	873	83,459
Molson Coors Beverage Co., Class B†	904	40,852
Mondelez International, Inc., Class A†	56	3,274
Philip Morris International, Inc.†	1,469	121,618
Tyson Foods, Inc., Class A†	2,958	190,613

		2,629,446

Health Care Equipment & Services — 5.9%
Abbott Laboratories†	431	47,190
Anthem, Inc.†	23	7,385
CVS Health Corp.†	1,581	107,982
Danaher Corp.†	173	38,430
DaVita, Inc.†*	1,307	153,442

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.†	87	$4,555
Henry Schein, Inc.†*	14	936
Hologic, Inc.†*	1,167	84,993
Humana, Inc.	117	48,002
Medtronic PLC (Ireland)†	34	3,983
Quest Diagnostics, Inc.†	1,147	136,688
Stryker Corp.†	12	2,940
UnitedHealth Group, Inc.†	20	7,014
Universal Health Services, Inc., Class B†	55	7,562

		651,102

Household & Personal Products — 10.2%
Church & Dwight Co., Inc.†	1,490	129,973
Clorox Co. (The)†	1,941	391,927
Colgate-Palmolive Co.†	2,246	192,055
Kimberly-Clark Corp.†	1,716	231,368
Procter & Gamble Co. (The)†	1,227	170,725

		1,116,048

Insurance — 2.3%
Aflac, Inc.†	37	1,645
Aon PLC, Class A (Ireland)†	508	107,325
Cincinnati Financial Corp.†	20	1,747
Hartford Financial Services Group, Inc. (The)†	14	686
Marsh & McLennan Cos., Inc.†	1,136	132,912
MetLife, Inc.†	89	4,179
Prudential Financial, Inc.†	36	2,810
Travelers Cos., Inc. (The)†	18	2,527
WR Berkley Corp.†	12	797

		254,628

Materials — 7.1%
Amcor PLC (Jersey)†	8,818	103,788
Celanese Corp.†	67	8,706
CF Industries Holdings, Inc.†	227	8,787
Dow, Inc.†	10	555
DuPont de Nemours, Inc.†	292	20,764
Eastman Chemical Co.†	646	64,781
Ecolab, Inc.	156	33,752
FMC Corp.	22	2,528
International Paper Co.†	89	4,425
Linde PLC (Ireland)†	49	12,912
LyondellBasell Industries NV, Class A (Netherlands)†	63	5,775

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Newmont Corp.†	3,030	$181,467
Nucor Corp.†	1,053	56,009
PPG Industries, Inc.†	678	97,781
Sealed Air Corp.†	3,430	157,060
Sherwin-Williams Co. (The)	27	19,843

		778,933

Media & Entertainment — 8.3%
Activision Blizzard, Inc.†	188	17,456
Alphabet, Inc., Class A†*	165	289,186
Charter Communications, Inc., Class A†*	238	157,449
Discovery, Inc., Class A(a)*	10	301
Electronic Arts, Inc.†	141	20,248
Facebook, Inc., Class A†*	694	189,573
Fox Corp., Class A†	1,309	38,118
Interpublic Group of Cos., Inc. (The)†	52	1,223
Netflix, Inc.*	252	136,264
Take-Two Interactive Software, Inc.†*	27	5,610
Walt Disney Co. (The)*	266	48,194

		903,622

Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
AbbVie, Inc.	265	28,395
Alexion Pharmaceuticals, Inc.†*	524	81,870
Amgen, Inc.	1	230
Biogen, Inc.†*	37	9,060
Bristol-Myers Squibb Co.	4	248
Gilead Sciences, Inc.†	2,745	159,924
Illumina, Inc.†*	36	13,320
Johnson & Johnson†	889	139,911
Merck & Co., Inc.†	67	5,481
PerkinElmer, Inc.†	25	3,587
Pfizer, Inc.†	5,536	203,780
Thermo Fisher Scientific, Inc.	75	34,933
Viatris, Inc.*	626	11,731

		692,470

Real Estate — 0.4%
Alexandria Real Estate Equities, Inc., REIT†	2	356
CBRE Group, Inc., Class A†*	10	627
Kimco Realty Corp., REIT†	88	1,321
Prologis, Inc., REIT†	1	100
Public Storage, REIT	12	2,771
Realty Income Corp., REIT†	21	1,306

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Simon Property Group, Inc., REIT†	1	$85
Ventas, Inc., REIT†	171	8,386
Welltower, Inc., REIT†	16	1,034
Weyerhaeuser Co., REIT†	939	31,485

		47,471

Retailing — 15.4%
Advance Auto Parts, Inc.†	68	10,711
Amazon.com, Inc.†*	123	400,602
AutoZone, Inc.†*	30	35,563
Best Buy Co., Inc.†	84	8,382
Dollar General Corp.†	1,219	256,356
Dollar Tree, Inc.†*	491	53,048
eBay, Inc.†	5,843	293,611
Expedia Group, Inc.†	59	7,812
Gap, Inc. (The)†*	584	11,791
Genuine Parts Co.†	848	85,165
Home Depot, Inc. (The)†	285	75,702
L Brands, Inc.	865	32,169
LKQ Corp.†*	522	18,395
Lowe’s Cos., Inc.†	523	83,947
O’Reilly Automotive, Inc.†*	1	453
Target Corp.†	1,114	196,654
Tractor Supply Co.†	689	96,860
Ulta Beauty, Inc.†*	57	16,368

		1,683,589

Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.†	68	5,868
Broadcom, Inc.†	4	1,751
NVIDIA Corp.†	5	2,611
Qorvo, Inc.†*	24	3,990
Skyworks Solutions, Inc.†	25	3,822

		18,042

Software & Services — 11.2%
Accenture PLC, Class A (Ireland)†	18	4,702
Automatic Data Processing, Inc.†	8	1,410
Broadridge Financial Solutions, Inc.†	720	110,304
FleetCor Technologies, Inc.†*	5	1,364
Gartner, Inc.†*	4	641
International Business Machines Corp.†	353	44,436
Mastercard, Inc., Class A†	243	86,736
Microsoft Corp.†	1,842	409,698
NortonLifeLock, Inc.†	6,657	138,332

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	2,961	$191,547
Paychex, Inc.†	214	19,940
PayPal Holdings, Inc.†*	285	66,747
Visa, Inc., Class A†	517	113,083
Western Union Co. (The)†	1,548	33,963

		1,222,903

Technology Hardware & Equipment — 8.3%
Apple, Inc.†	3,895	516,828
CDW Corp.†	7	922
Cisco Systems, Inc.†	3,244	145,169
F5 Networks, Inc.†*	124	21,817
FLIR Systems, Inc.†	169	7,407
HP, Inc.†	459	11,287
Juniper Networks, Inc.†	6,642	149,511
NetApp, Inc.†	3	199
TE Connectivity Ltd. (Switzerland)†	57	6,901
Vontier Corp.*	1,339	44,723

		904,764

Telecommunication Services — 4.8%
AT&T, Inc.†	6,590	189,528
Verizon Communications, Inc.†	5,758	338,282

		527,810

Transportation — 3.6%
CH Robinson Worldwide, Inc.†(a)	1,577	148,033
CSX Corp.†	93	8,440
Expeditors International of Washington, Inc.†	2,200	209,242
JB Hunt Transport Services, Inc.†	5	683
Norfolk Southern Corp.†	22	5,227
Southwest Airlines Co.	414	19,297
Union Pacific Corp.†	1	208

		391,130

Utilities — 0.5%
Dominion Energy, Inc.†	28	2,106
NRG Energy, Inc.†	1,485	55,762

		57,868

TOTAL COMMON STOCKS (Cost $13,538,796)		15,261,308

TOTAL LONG POSITIONS - 139.4%		15,261,308

(Cost $13,538,796)

	Number of Shares	Value
SHORT POSITIONS — (40.4)%
COMMON STOCKS — (40.4)%
Automobiles & Components — (0.6)%
Aptiv PLC (Jersey)	(354)	$(46,123)
Tesla, Inc.*	(32)	(22,581)

		(68,704)

Banks — (0.7)%
Citizens Financial Group, Inc.	(247)	(8,833)
Huntington Bancshares, Inc.	(29)	(366)
KeyCorp	(356)	(5,842)
Regions Financial Corp.	(1,579)	(25,453)
Truist Financial Corp.	(816)	(39,111)

		(79,605)

Capital Goods — (0.7)%
Boeing Co. (The)	(364)	(77,918)
Ingersoll Rand, Inc.*	(27)	(1,230)

		(79,148)

Commercial & Professional Services — (0.3)%
Copart, Inc.*	(231)	(29,395)
Equifax, Inc.	(6)	(1,157)

		(30,552)

Consumer Durables & Apparel — (0.6)%
NVR, Inc.*	(11)	(44,878)
VF Corp.	(230)	(19,644)

		(64,522)

Consumer Services — (0.1)%
Chipotle Mexican Grill, Inc.*	(3)	(4,160)
Starbucks Corp.	(64)	(6,847)

		(11,007)

Diversified Financials — (2.1)%
Ameriprise Financial, Inc.	(109)	(21,182)
Capital One Financial Corp.	(82)	(8,106)
MarketAxess Holdings, Inc.	(47)	(26,816)
Moody’s Corp.	(58)	(16,834)
MSCI, Inc.	(219)	(97,790)
Northern Trust Corp.	(68)	(6,334)
Raymond James Financial, Inc.	(349)	(33,389)
State Street Corp.	(312)	(22,707)

		(233,158)

Energy — (1.2)%
Exxon Mobil Corp.	(719)	(29,637)
Occidental Petroleum Corp.	(2,345)	(40,592)
ONEOK, Inc.	(1,487)	(57,071)

		(127,300)

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (5.5)%
ABIOMED, Inc.*	(117)	$(37,931)
Align Technology, Inc.*	(147)	(78,554)
Boston Scientific Corp.*	(1,024)	(36,813)
Cooper Cos., Inc. (The)	(156)	(56,678)
DexCom, Inc.*	(279)	(103,152)
Edwards Lifesciences Corp.*	(757)	(69,061)
IDEXX Laboratories, Inc.*	(56)	(27,993)
Intuitive Surgical, Inc.*	(74)	(60,539)
ResMed, Inc.	(101)	(21,469)
Teleflex, Inc.	(123)	(50,623)
West Pharmaceutical Services, Inc.	(39)	(11,049)
Zimmer Biomet Holdings, Inc.	(303)	(46,689)

		(600,551)

Household & Personal Products — (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(70)	(18,633)

Insurance — (0.9)%
Everest Re Group Ltd. (Bermuda)	(61)	(14,279)
Lincoln National Corp.	(692)	(34,814)
Loews Corp.	(299)	(13,461)
Unum Group	(428)	(9,818)
Willis Towers Watson PLC (Ireland)	(112)	(23,596)

		(95,968)

Materials — (1.0)%
Air Products & Chemicals, Inc.	(155)	(42,349)
Albemarle Corp.	(230)	(33,930)
Ball Corp.	(301)	(28,047)
Freeport-McMoRan, Inc.	(265)	(6,895)

		(111,221)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Bio-Rad Laboratories, Inc., Class A*	(54)	(31,479)
Catalent, Inc.*	(855)	(88,980)
IQVIA Holdings, Inc.*	(433)	(77,581)
Perrigo Co. PLC (Ireland)	(613)	(27,413)
Vertex Pharmaceuticals, Inc.*	(345)	(81,537)

		(306,990)

Real Estate — (1.6)%
Digital Realty Trust, Inc., REIT	(186)	(25,949)
Duke Realty Corp., REIT	(218)	(8,713)
Equinix, Inc., REIT	(115)	(82,131)
Essex Property Trust, Inc., REIT	(16)	(3,799)
Healthpeak Properties, Inc., REIT	(1,739)	(52,570)
SL Green Realty Corp., REIT	(66)	(3,932)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	(32)	$(1,195)

		(178,289)

Retailing — (2.3)%
Booking Holdings, Inc.*	(22)	(49,000)
Carmax, Inc.*	(189)	(17,853)
Etsy, Inc.*	(562)	(99,985)
Tiffany & Co.*	(676)	(88,860)

		(255,698)

Semiconductors & Semiconductor Equipment — (1.7)%
Advanced Micro Devices, Inc.*	(1,036)	(95,012)
Analog Devices, Inc.	(119)	(17,580)
Microchip Technology, Inc.	(226)	(31,213)
QUALCOMM, Inc.	(20)	(3,047)
Xilinx, Inc.	(260)	(36,860)

		(183,712)

Software & Services — (6.6)%
Akamai Technologies, Inc.*	(530)	(55,645)
Citrix Systems, Inc.	(112)	(14,571)
DXC Technology Co.	(2,502)	(64,426)
Fidelity National Information Services, Inc.	(595)	(84,169)
Fiserv, Inc.*	(202)	(23,000)
Fortinet, Inc.*	(720)	(106,942)
Global Payments, Inc.	(456)	(98,231)
Intuit, Inc.	(209)	(79,389)
Paycom Software, Inc.*	(221)	(99,947)
Tyler Technologies, Inc.*	(103)	(44,962)
VeriSign, Inc.*	(234)	(50,638)

		(721,920)

Technology Hardware & Equipment — (2.5)%
Arista Networks, Inc.*	(138)	(40,099)
Hewlett Packard Enterprise Co.	(603)	(7,146)
IPG Photonics Corp.*	(285)	(63,780)
Keysight Technologies, Inc.*	(340)	(44,911)
Motorola Solutions, Inc.	(2)	(340)
Western Digital Corp.	(1,892)	(104,798)
Xerox Holdings Corp.	(396)	(9,183)

		(270,257)

Telecommunication Services — (0.7)%
T-Mobile US, Inc.*	(569)	(76,730)

Utilities — (8.3)%
Alliant Energy Corp.	(423)	(21,797)

GOTHAM HEDGED CORE FUND

Portfolio of Investment (Concluded)

December 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Ameren Corp.	(766)	$(59,794)
American Electric Power Co., Inc.	(370)	(30,810)
American Water Works Co., Inc.	(241)	(36,986)
Atmos Energy Corp.	(510)	(48,669)
CenterPoint Energy, Inc.	(2,195)	(47,500)
CMS Energy Corp.	(726)	(44,293)
Consolidated Edison, Inc.	(211)	(15,249)
DTE Energy Co.	(470)	(57,063)
Edison International	(1,059)	(66,526)
Entergy Corp.	(508)	(50,719)
Evergy, Inc.	(594)	(32,973)
Eversource Energy	(672)	(58,135)
Exelon Corp.	(143)	(6,037)
FirstEnergy Corp.	(1,907)	(58,373)
NextEra Energy, Inc.	(503)	(38,806)
Pinnacle West Capital Corp.	(490)	(39,176)
PPL Corp.	(1,158)	(32,656)
Public Service Enterprise Group, Inc.	(376)	(21,921)
Sempra Energy	(361)	(45,995)
Southern Co. (The)	(202)	(12,409)
WEC Energy Group, Inc.	(443)	(40,769)
Xcel Energy, Inc.	(673)	(44,869)

		(911,525)

TOTAL COMMON STOCKS (Proceeds $4,086,224)		(4,425,490)

TOTAL SECURITES SOLD SHORT - (40.4)%		(4,425,490)

(Proceeds $4,086,224)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		108,596

NET ASSETS - 100.0%		$10,944,414

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was $38,841 which was collateralized by $305 in cash and $39,538 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 1/15/2021 - 8/15/2050.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.